UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22049

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 9.3%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.5%
Argentina POM Politica Monetaria, 28.875%, (ARPP7DRR), 6/21/20(1)	ARS	11,100	$567,125
Total Argentina			$567,125

Dominican Republic — 4.1%
Dominican Republic, 14.00%, 6/8/18(2)	DOP	218,600	$4,434,955
Total Dominican Republic			$4,434,955

Georgia — 0.2%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	190	$77,361
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	159	64,934
Total Georgia			$142,295

Iceland — 2.9%
Republic of Iceland, 6.25%, 2/5/20	ISK	302,979	$3,075,898
Total Iceland			$3,075,898

Serbia — 1.6%
Serbia Treasury Bonds, 10.00%, 2/6/19	RSD	159,000	$1,709,667
Total Serbia			$1,709,667

Total Foreign Government Bonds (identified cost $10,284,812)			$9,929,940

Foreign Corporate Bonds — 1.1%
Security		Principal Amount (000’s omitted)	Value

Argentina — 1.1%
Banco Hipotecario SA, 25.229%, (Badlar + 2.50%), 1/12/20 (1)(2)	ARS	24,372	$1,178,719
Total Argentina			$1,178,719

Total Foreign Corporate Bonds (identified cost $1,604,905)			$1,178,719

Collateralized Mortgage Obligations — 0.4%
Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$101,892	$109,719
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.58%, 8/25/39		343,439	365,321

Total Collateralized Mortgage Obligations (identified cost $458,016)			$475,040

Mortgage Pass-Throughs — 1.7%
Security		Principal Amount	Value
Federal National Mortgage Association:
2.003%, (COF + 1.25%), with maturity at 2035(3)		$572,891	$580,269
3.787%, (COF + 1.78%), with maturity at 2035(3)		410,101	435,814
7.00%, with maturity at 2033		270,593	302,114
7.50%, with maturity at 2035		170,146	194,392
8.50%, with maturity at 2032		150,139	176,011
			$1,688,600
Government National Mortgage Association:
9.00%, with various maturities to 2024		$113,277	$120,354
			$120,354

Total Mortgage Pass-Throughs (identified cost $1,746,099)			$1,808,954

Short-Term Investments — 83.9%

Foreign Government Securities — 30.2%
Security		Principal Amount (000’s omitted)	Value

Argentina — 1.3%
Banco Central Del Argentina, 0.00%, 6/21/18	ARS	29,836	$1,396,264

Egypt — 7.4%
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	47,300	$2,679,128
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	31,250	1,773,400
Egypt Treasury Bill, 0.00%, 7/31/18	EGP	47,575	2,599,384
Egypt Treasury Bill, 0.00%, 9/25/18	EGP	5,450	289,154
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	10,925	577,840
Total Egypt			$7,918,906

14	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia — 3.1%
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	1,530	$624,271
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	110	44,817
Georgia Treasury Bill, 0.00%, 8/16/18	GEL	5,050	2,016,187
Georgia Treasury Bill, 0.00%, 2/7/19	GEL	1,700	657,033
Total Georgia			$3,342,308

Kazakhstan — 4.7%
National Bank of Kazakhstan Note, 0.00%, 5/18/18	KZT	23,548	$71,670
National Bank of Kazakhstan Note, 0.00%, 6/1/18	KZT	849,210	2,575,743
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	359,716	1,077,544
National Bank of Kazakhstan Note, 0.00%, 3/15/19	KZT	366,468	1,043,278
National Bank of Kazakhstan Note, 0.00%, 4/5/19	KZT	113,430	321,449
Total Kazakhstan			$5,089,684

Nigeria — 4.1%
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	255,860	$710,151
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	41,516	113,500
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	103,290	281,728
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	37,560	102,200
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	50,950	138,288
Nigeria Treasury Bill, 0.00%, 7/26/18	NGN	296,246	802,410
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	161,562	435,798
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	106,426	286,696
Nigeria Treasury Bill, 0.00%, 8/23/18	NGN	1,961	5,268
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	23,559	63,206
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	199,016	531,706
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	113,516	302,519
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	32,141	85,435
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	26,283	69,776
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	61,037	161,356
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	112,641	287,383
Total Nigeria			$4,377,420

Sri Lanka — 4.7%
Sri Lanka Treasury Bills, 0.00%, 4/12/19	LKR	870,000	$5,064,375
Total Sri Lanka			$5,064,375

Uruguay — 4.9%
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	10,779	$379,368
Uruguay Treasury Bill, 0.00%, 5/9/18	UYU	25,250	885,747
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	10,293	359,314
Uruguay Treasury Bill, 0.00%, 6/6/18	UYU	5,900	205,733
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	1,490	51,676

Security		Principal Amount (000’s omitted)	Value

Uruguay (continued)
Uruguay Treasury Bill, 0.00%, 7/20/18	UYU	16,169	$557,930
Uruguay Treasury Bill, 0.00%, 8/31/18	UYU	3,449	117,793
Uruguay Treasury Bill, 0.00%, 9/14/18	UYU	14,724	501,004
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	7,218	245,317
Uruguay Treasury Bill, 0.00%, 10/12/18	UYU	7,034	237,500
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	36,716	1,237,116
Uruguay Treasury Bill, 0.00%, 11/16/18	UYU	625	20,898
Uruguay Treasury Bill, 0.00%, 12/14/18	UYU	2,075	68,902
Uruguay Treasury Bill, 0.00%, 3/8/19	UYU	1,455	47,426
Uruguay Treasury Bill, 0.00%, 4/5/19	UYU	10,388	335,556
Total Uruguay			$5,251,280

Total Foreign Government Securities (identified cost $32,427,071)			$32,440,237

U.S. Treasury Obligations — 36.3%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/3/18(4)		$15,000	$14,998,700
U.S. Treasury Bill, 0.00%, 5/17/18		11,000	10,992,239
U.S. Treasury Bill, 0.00%, 5/24/18		13,000	12,986,773

Total U.S. Treasury Obligations (identified cost $38,979,075)			$38,977,712

Other — 17.4%
Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(5)		18,770,014	$18,768,137

Total Other (identified cost $18,769,343)			$18,768,137

Total Short-Term Investments (identified cost $90,175,489)			$90,186,086

Total Investments— 96.4% (identified cost $104,269,321)			$103,578,739

Other Assets, Less Liabilities — 3.6%			$3,900,627

Net Assets — 100.0%			$107,479,366

15	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $5,613,674 or 5.2% of the Portfolio’s net assets.

(3)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2018.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,703,900	PLN	7,200,000	Bank of America, N.A.	5/2/18	$6,260	$—
EUR	1,767,762	SEK	18,600,000	HSBC Bank USA, N.A.	5/2/18	10,649	—
PHP	8,337,000	USD	161,495	BNP Paribas	5/2/18	—	(392)
PHP	48,000,000	USD	928,164	Deutsche Bank AG	5/2/18	—	(619)
PHP	48,000,000	USD	928,164	Goldman Sachs International	5/2/18	—	(619)
PHP	37,355,000	USD	723,864	JPMorgan Chase Bank, N.A.	5/2/18	—	(2,021)
PHP	48,135,000	USD	933,346	Nomura International PLC	5/2/18	—	(3,192)
PHP	34,855,000	USD	673,982	Standard Chartered Bank	5/2/18	—	(449)
PHP	37,028,000	USD	716,694	UBS AG	5/2/18	—	(1,170)
PLN	7,200,000	EUR	1,704,223	Bank of America, N.A.	5/2/18	—	(6,649)
SEK	18,600,000	EUR	1,768,059	Goldman Sachs International	5/2/18	—	(11,008)
USD	161,210	PHP	8,337,000	BNP Paribas	5/2/18	108	—
USD	922,367	PHP	48,000,000	Deutsche Bank AG	5/2/18	—	(5,178)
USD	922,456	PHP	48,000,000	Goldman Sachs International	5/2/18	—	(5,089)
USD	722,324	PHP	37,355,000	JPMorgan Chase Bank, N.A.	5/2/18	482	—
USD	930,774	PHP	48,135,000	Nomura International PLC	5/2/18	621	—
USD	671,244	PHP	34,855,000	Standard Chartered Bank	5/2/18	—	(2,289)
USD	716,001	PHP	37,028,000	UBS AG	5/2/18	477	—
RUB	46,354,261	USD	798,729	BNP Paribas	5/7/18	—	(62,981)
RUB	46,359,886	USD	798,895	Deutsche Bank AG	5/7/18	—	(63,057)
SGD	160,000	USD	121,433	Bank of America, N.A.	5/7/18	—	(760)
SGD	3,117,984	USD	2,365,370	Deutsche Bank AG	5/7/18	—	(13,767)
USD	395,027	RUB	22,925,387	BNP Paribas	5/7/18	31,148	—
USD	722,089	RUB	44,753,238	BNP Paribas	5/7/18	11,752	—
USD	394,923	RUB	22,917,404	Deutsche Bank AG	5/7/18	31,172	—
RUB	72,370,383	USD	1,251,390	BNP Paribas	5/8/18	—	(102,844)
RUB	37,068,139	USD	640,519	Credit Suisse International	5/8/18	—	(52,234)
RUB	23,500,000	USD	410,051	Goldman Sachs International	5/8/18	—	(37,097)
USD	935,679	RUB	54,112,209	BNP Paribas	5/8/18	76,898	—
USD	54,361	RUB	3,384,000	BNP Paribas	5/8/18	656	—
USD	706,376	RUB	44,080,000	Credit Suisse International	5/8/18	6,810	—
USD	508,643	RUB	31,362,313	Goldman Sachs International	5/8/18	10,911	—

16	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	2,700,000	USD	2,104,115	Australia and New Zealand Banking Group Limited	5/9/18	$—	$(71,394)
AUD	3,241,364	USD	2,548,377	Australia and New Zealand Banking Group Limited	5/9/18	—	(108,084)
CZK	108,988,724	EUR	4,277,422	JPMorgan Chase Bank, N.A.	5/10/18	—	(23,818)
THB	85,400,000	USD	2,582,011	Deutsche Bank AG	5/10/18	124,246	—
USD	1,931,245	EUR	1,618,000	JPMorgan Chase Bank, N.A.	5/10/18	—	(23,606)
USD	2,700,822	THB	85,400,000	Deutsche Bank AG	5/10/18	—	(5,435)
USD	2,067,447	TRY	8,500,000	Goldman Sachs International	5/10/18	—	(20,036)
RSD	406,323,188	EUR	3,417,640	Deutsche Bank AG	5/16/18	19,461	—
RSD	238,648,825	EUR	2,015,445	Deutsche Bank AG	5/16/18	1,595	—
USD	3,528,458	EUR	2,962,104	Standard Chartered Bank	5/17/18	—	(52,123)
AUD	259,894	USD	204,231	Australia and New Zealand Banking Group Limited	5/18/18	—	(8,564)
INR	317,900,000	USD	4,849,363	Deutsche Bank AG	5/21/18	—	(86,103)
INR	15,320,000	USD	233,811	Nomura International PLC	5/21/18	—	(4,264)
USD	2,584,454	INR	172,900,000	Morgan Stanley & Co. International PLC	5/21/18	—	(6,196)
USD	233,465	INR	15,320,000	Nomura International PLC	5/21/18	3,918	—
USD	88,134	KZT	28,908,000	Citibank, N.A.	5/21/18	166	—
USD	71,392	KZT	23,488,000	Citibank, N.A.	5/21/18	—	(82)
USD	86,627	KZT	29,020,000	Citibank, N.A.	5/21/18	—	(1,682)
USD	259,831	KZT	87,260,000	Citibank, N.A.	5/21/18	—	(5,703)
USD	346,462	KZT	115,870,000	Citibank, N.A.	5/21/18	—	(6,133)
CHF	2,150,000	EUR	1,865,916	Bank of America, N.A.	5/22/18	—	(83,414)
MXN	6,800,000	USD	359,202	HSBC Bank USA, N.A.	5/24/18	3,201	—
TRY	1,500,000	USD	365,890	Goldman Sachs International	5/24/18	901	—
USD	1,655,608	EUR	1,372,212	Standard Chartered Bank	5/24/18	—	(3,950)
USD	352,080	ILS	1,260,000	Bank of America, N.A.	5/24/18	1,533	—
ZAR	4,400,000	USD	352,103	Standard Chartered Bank	5/24/18	—	(116)
BRL	1,230,000	USD	353,794	Bank of America, N.A.	5/25/18	—	(3,430)
CLP	215,000,000	USD	358,872	BNP Paribas	5/25/18	—	(8,365)
COP	1,000,000,000	USD	358,938	Bank of America, N.A.	5/25/18	—	(2,976)
RUB	22,000,000	USD	354,267	Citibank, N.A.	5/25/18	—	(5,832)
USD	70,936	EUR	57,622	Australia and New Zealand Banking Group Limited	5/30/18	1,218	—
USD	519,763	EUR	420,000	Credit Agricole CIB	5/30/18	11,595	—
EUR	4,283,970	USD	5,254,782	Deutsche Bank AG	6/1/18	—	(70,755)
USD	5,113,856	EUR	4,176,452	Deutsche Bank AG	6/1/18	59,937	—
USD	131,076	EUR	107,519	Deutsche Bank AG	6/1/18	968	—
USD	433,070	KZT	144,862,000	Citibank, N.A.	6/4/18	—	(6,432)
ARS	7,487,500	USD	353,351	BNP Paribas	6/5/18	193	—
USD	967,573	EUR	820,290	Deutsche Bank AG	6/7/18	—	(25,525)
AUD	390,742	USD	306,027	Australia and New Zealand Banking Group Limited	6/8/18	—	(11,835)
EUR	426,367	USD	525,433	Australia and New Zealand Banking Group Limited	6/8/18	—	(9,201)

17	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	280,269	USD	345,282	HSBC Bank USA, N.A.	6/8/18	$—	$(5,941)
EUR	208,244	USD	258,245	State Street Bank and Trust Company	6/8/18	—	(6,109)
USD	1,127,288	EUR	914,880	Standard Chartered Bank	6/8/18	19,579	—
CAD	1,290,000	USD	1,000,458	Australia and New Zealand Banking Group Limited	6/11/18	5,155	—
TRY	8,500,000	USD	2,165,174	Goldman Sachs International	6/11/18	—	(98,167)
USD	1,003,457	CAD	1,290,000	Australia and New Zealand Banking Group Limited	6/11/18	—	(2,156)
ARS	39,739,800	USD	1,853,773	Deutsche Bank AG	6/12/18	14,349	—
COP	3,231,444,000	USD	1,126,606	Citibank, N.A.	6/12/18	23,361	—
COP	2,916,266,000	USD	1,016,670	Citibank, N.A.	6/12/18	21,136	—
PLN	2,600,000	EUR	616,369	Bank of America, N.A.	6/12/18	—	(5,391)
USD	61,229	EUR	49,568	Standard Chartered Bank	6/12/18	1,194	—
USD	56,184	EUR	45,478	Standard Chartered Bank	6/12/18	1,102	—
USD	76,088	EUR	64,000	Standard Chartered Bank	6/12/18	—	(1,427)
USD	115,745	EUR	97,000	Standard Chartered Bank	6/12/18	—	(1,739)
USD	339,448	EUR	287,310	Standard Chartered Bank	6/12/18	—	(8,536)
EUR	914,880	USD	1,127,773	Standard Chartered Bank	6/14/18	—	(19,500)
EUR	754,000	USD	935,752	Standard Chartered Bank	6/14/18	—	(22,367)
EUR	4,220,108	USD	5,237,365	Standard Chartered Bank	6/14/18	—	(125,187)
USD	5,216,011	EUR	4,220,108	Standard Chartered Bank	6/14/18	103,833	—
USD	1,621,619	EUR	1,312,000	Standard Chartered Bank	6/14/18	32,281	—
USD	1,130,783	EUR	914,880	Standard Chartered Bank	6/14/18	22,510	—
USD	931,936	EUR	754,000	Standard Chartered Bank	6/14/18	18,552	—
EUR	1,699,459	PLN	7,200,000	Bank of America, N.A.	6/19/18	6,857	—
PLN	12,100,000	EUR	2,857,154	Citibank, N.A.	6/19/18	—	(12,881)
ILS	4,000,000	USD	1,139,896	Barclays Bank PLC	6/22/18	—	(25,120)
ILS	14,940,000	USD	4,317,512	Barclays Bank PLC	6/22/18	—	(153,823)
COP	4,523,024,000	USD	1,577,918	JPMorgan Chase Bank, N.A.	6/25/18	31,063	—
COP	4,029,266,000	USD	1,406,449	Standard Chartered Bank	6/25/18	26,887	—
USD	71,389	KZT	23,701,000	Goldman Sachs International	6/26/18	—	(238)
USD	86,084	KZT	28,580,000	Goldman Sachs International	6/27/18	—	(271)
MYR	1,425,000	USD	364,609	Goldman Sachs International	6/28/18	—	(4,160)
USD	367,126	MYR	1,425,000	Goldman Sachs International	6/28/18	6,677	—
SGD	1,795,000	USD	1,373,821	Goldman Sachs International	7/16/18	—	(17,830)
SGD	2,000,000	USD	1,530,925	Standard Chartered Bank	7/16/18	—	(20,071)
NOK	16,363,000	EUR	1,700,966	HSBC Bank USA, N.A.	7/23/18	—	(21,183)
USD	564,032	EUR	450,000	Standard Chartered Bank	7/26/18	17,058	—
USD	303,151	KZT	102,465,000	Citibank, N.A.	7/27/18	—	(5,224)
USD	133,032	KZT	44,200,000	Deutsche Bank AG	7/30/18	58	—
PEN	7,000,000	USD	2,157,497	State Street Bank and Trust Company	8/2/18	—	(11,066)
PHP	48,000,000	USD	916,031	Deutsche Bank AG	8/2/18	7,826	—
PHP	48,000,000	USD	916,118	Goldman Sachs International	8/2/18	7,738	—
PHP	34,855,000	USD	666,495	Standard Chartered Bank	8/2/18	4,360	—
SEK	18,600,000	EUR	1,767,907	HSBC Bank USA, N.A.	8/2/18	—	(10,703)
NOK	10,756,000	EUR	1,109,575	Bank of America, N.A.	8/6/18	—	(4,295)
NOK	11,244,000	EUR	1,159,175	Citibank, N.A.	8/6/18	—	(3,588)

18	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	135,851	KZT	45,680,000	Citibank, N.A.	10/25/18	$157	$—
MAD	15,810,000	USD	1,589,744	BNP Paribas	11/13/18	89,194	—
MAD	6,330,000	USD	638,427	BNP Paribas	11/13/18	33,786	—
MAD	951,000	USD	95,578	Societe Generale	12/13/18	5,204	—
MAD	948,000	USD	95,613	Societe Generale	12/13/18	4,851	—
MAD	1,220,000	USD	123,046	Societe Generale	12/14/18	6,234	—
MAD	960,000	USD	100,000	BNP Paribas	1/22/19	1,455	—
MAD	878,000	USD	92,082	BNP Paribas	1/22/19	707	—
USD	21,518	KZT	7,370,000	Deutsche Bank AG	1/28/19	—	(88)
USD	26,891	KZT	9,210,000	Deutsche Bank AG	1/28/19	—	(110)

						$930,040	$(1,613,640)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Jun-18	$(1,248,586)	$3,426
U.S. 10-Year Treasury Note	4	Short	Jun-18	(478,500)	437

					$3,863

Abbreviations:

ARPP7DRR	–	Argentina Central Bank 7-day Repo Reference Rate
COF	–	Cost of Funds 11th District

Currency Abbreviations:

ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
COP	–	Colombian Peso
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GEL	–	Georgian Lari
ILS	–	Israeli Shekel
INR	–	Indian Rupee
ISK	–	Icelandic Krona
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
NOK	–	Norwegian Krone
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand

19	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $85,499,978)	$84,810,602
Affiliated investment, at value (identified cost, $18,769,343)	18,768,137
Cash	4,030,533
Deposits for derivatives collateral — forward foreign currency exchange contracts	10,000
Foreign currency, at value (identified cost, $2,790,694)	2,900,307
Interest receivable	371,698
Dividends receivable from affiliated investment	23,042
Receivable for open forward foreign currency exchange contracts	930,040
Tax reclaims receivable	2,503
Receivable from affiliate	15,744
Total assets	$111,862,606

Liabilities
Cash collateral due to broker	$10,000
Payable for investments purchased	2,582,739
Payable for variation margin on open financial futures contracts	1,167
Payable for open forward foreign currency exchange contracts	1,613,640
Payable to affiliates:
Investment adviser fee	55,636
Trustees’ fees	414
Accrued expenses	119,644
Total liabilities	$4,383,240
Net Assets applicable to investors’ interest in Portfolio	$107,479,366

Sources of Net Assets
Investors’ capital	$108,741,800
Net unrealized depreciation	(1,262,434)
Total	$107,479,366

20	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest (net of foreign taxes, $56,340)	$2,359,917
Dividends from affiliated investment	89,357
Total investment income	$2,449,274

Expenses
Investment adviser fee	$327,354
Trustees’ fees and expenses	2,285
Custodian fee	92,128
Legal and accounting services	32,036
Interest expense	4,944
Miscellaneous	9,422
Total expenses	$468,169
Deduct —
Allocation of expenses to affiliate	$44,211
Total expense reductions	$44,211

Net expenses	$423,958

Net investment income	$2,025,316

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$614,839
Investment transactions — affiliated investment	(966)
Financial futures contracts	69,667
Foreign currency transactions	8,586
Forward foreign currency exchange contracts	423,632
Net realized gain	$1,115,758
Change in unrealized appreciation (depreciation) —
Investments	$(266,327)
Investments — affiliated investment	(1,179)
Written options	(52,178)
Financial futures contracts	(17,225)
Foreign currency	93,463
Forward foreign currency exchange contracts	(975,430)
Net change in unrealized appreciation (depreciation)	$(1,218,876)

Net realized and unrealized loss	$(103,118)

Net increase in net assets from operations	$1,922,198

21	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$2,025,316	$3,449,047
Net realized gain	1,115,758	2,685,306
Net change in unrealized appreciation (depreciation)	(1,218,876)	3,509,477
Net increase in net assets from operations	$1,922,198	$9,643,830
Capital transactions —
Contributions	$10,514,565	$10,334,842
Withdrawals	(7,869,034)	(55,782,953)
Net increase (decrease) in net assets from capital transactions	$2,645,531	$(45,448,111)

Net increase (decrease) in net assets	$4,567,729	$(35,804,281)

Net Assets
At beginning of period	$102,911,637	$138,715,918
At end of period	$107,479,366	$102,911,637

22	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017		2016		2015		2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.81	%(2)(3)(4)	0.80	%(3)	0.81	%(3)(4)	0.81	%(3)(4)	0.83%	0.83%
Net investment income	3.86	%(2)	3.02%		3.17%		3.56%		3.49%	3.20%
Portfolio Turnover	6	%(5)	29%		38%		23%		42%	21%

Total Return	1.94	%(5)	9.09	%(3)	3.25	%(3)	(5.84	)%(3)	0.90%	(0.35)%

Net assets, end of period (000’s omitted)	$107,479		$102,912		$138,716		$237,251		$607,664	$1,002,404

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.08%, 0.13%, 0.08% and 0.04% of average daily net assets for the six months ended April 30, 2018 and years ended October 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes interest expense of 0.01% for the six months ended April 30, 2018 and each of the years ended October 31, 2016 and 2015.

(5)	Not annualized.

23	See Notes to Financial Statements.

International Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Diversified Currency Income Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on

24

International Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and

25

International Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1 billion, 0.600% from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $327,354 or 0.625% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $44,211 of the Portfolio’s operating expenses for the six months ended April 30, 2018. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and paydowns for the six months ended April 30, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$915,340	$6,027,602
U.S. Government and Agency Securities	—	852,902

	$915,340	$6,880,504

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$104,905,012

Gross unrealized appreciation	$1,273,189
Gross unrealized depreciation	(3,279,199)

Net unrealized depreciation	$(2,006,010)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

26

International Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options, to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $1,613,640. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $601,948 at April 30, 2018.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2018.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation(1)	$—	$3,863	$3,863
Receivable for open forward foreign currency exchange contracts	930,040	—	930,040

Total Asset Derivatives	$930,040	$3,863	$933,903

Derivatives not subject to master netting or similar agreements	$—	$3,863	$3,863

Total Asset Derivatives subject to master netting or similar agreements	$930,040	$—	$930,040
Payable for open forward foreign currency exchange contracts	$(1,613,640)	$—	$(1,613,640)

Total Liability Derivatives	$(1,613,640)	$—	$(1,613,640)

Total Liability Derivatives subject to master netting or similar agreements	$(1,613,640)	$—	$(1,613,640)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

27

International Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$6,373	$(6,373)	$—	$—	$—
Bank of America, N.A.	14,650	(14,650)	—	—	—
BNP Paribas	245,897	(174,582)	—	—	71,315
Citibank, N.A.	44,820	(44,820)	—	—	—
Credit Agricole CIB	11,595	—	—	—	11,595
Credit Suisse International	6,810	(6,810)	—	—	—
Deutsche Bank AG	259,612	(259,612)	—	—	—
Goldman Sachs International	26,227	(26,227)	—	—	—
HSBC Bank USA, N.A.	13,850	(13,850)	—	—	—
JPMorgan Chase Bank, N.A.	31,545	(31,545)	—	—	—
Nomura International PLC	4,539	(4,539)	—	—	—
Societe Generale	16,289	—	—	—	16,289
Standard Chartered Bank	247,356	(247,356)	—	—	—
UBS AG	477	(477)	—	—	—

	$930,040	$(830,841)	$—	$—	$99,199

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(211,234)	$6,373	$—	$—	$(204,861)
Bank of America, N.A.	(106,915)	14,650	—	—	(92,265)
Barclays Bank PLC	(178,943)	—	129,989	—	(48,954)
BNP Paribas	(174,582)	174,582	—	—	—
Citibank, N.A.	(47,557)	44,820	—	—	(2,737)
Credit Suisse International	(52,234)	6,810	—	—	(45,424)
Deutsche Bank AG	(270,637)	259,612	—	—	(11,025)
Goldman Sachs International	(194,515)	26,227	110,990	—	(57,298)
HSBC Bank USA, N.A.	(37,827)	13,850	—	—	(23,977)
JPMorgan Chase Bank, N.A.	(49,445)	31,545	—	—	(17,900)
Morgan Stanley & Co. International PLC	(6,196)	—	—	—	(6,196)
Nomura International PLC	(7,456)	4,539	—	—	(2,917)
Standard Chartered Bank	(257,754)	247,356	10,398	—	—
State Street Bank and Trust Company	(17,175)	—	—	—	(17,175)
UBS AG	(1,170)	477	—	—	(693)

	$(1,613,640)	$830,841	$251,377	$—	$(531,422)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

28

International Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2018 was as follows:

Statement of Operations Caption	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$69,667

Forward foreign currency exchange contracts	423,632	—

Total	$423,632	$69,667

Change in unrealized appreciation (depreciation) —
Investments	$25,628	$—
Written options	(52,178)	—
Financial futures contracts	—	(17,225)

Forward foreign currency exchange contracts	(975,430)	—

Total	$(1,001,980)	$(17,225)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*

$1,764,000	$111,872,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately $571,000 and $571,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

29

International Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$9,929,940	$—	$9,929,940
Foreign Corporate Bonds	—	1,178,719	—	1,178,719
Collateralized Mortgage Obligations	—	475,040	—	475,040
Mortgage Pass-Throughs	—	1,808,954	—	1,808,954
Short-Term Investments —
Foreign Government Securities	—	32,440,237	—	32,440,237
U.S. Treasury Obligations	—	38,977,712	—	38,977,712
Other	—	18,768,137	—	18,768,137

Total Investments	$—	$103,578,739	$—	$103,578,739
Forward Foreign Currency Exchange Contracts	$—	$930,040	$—	$930,040
Futures Contracts	3,863	—	—	3,863

Total	$3,863	$104,508,779	$—	$104,512,642

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,613,640)	$—	$(1,613,640)

Total	$—	$(1,613,640)	$—	$(1,613,640)

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

30

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

31

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Diversified Currency Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

32

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and higher than the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

33

Eaton Vance

Diversified Currency Income Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Diversified Currency Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of International Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Diversified Currency Income Fund and International Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Diversified Currency Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7758    4.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018